UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-07810

Exact name of registrant as specified in charter:
Delaware Investments® Colorado Municipal Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 30

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Closed-End
Municipal Bond
Funds

September 30, 2009

Closed-end funds

Table of contents

> Sector/State allocations and credit quality breakdowns	1

> Statements of net assets	4

> Statements of operations	15

> Statements of changes in net assets	16

> Financial highlights	17

> Notes to financial statements	21

> Other Fund information	28

> About the organization	30

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in the Delaware Investments Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Sector/State allocations and credit quality breakdowns

As of September 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Arizona Municipal Income Fund, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	98.44%
Corporate-Backed Revenue Bonds	2.17%
Education Revenue Bonds	15.35%
Electric Revenue Bonds	8.97%
Health Care Revenue Bonds	21.31%
Housing Revenue Bonds	1.39%
Lease Revenue Bonds	5.24%
Local General Obligation Bonds	5.34%
Pre-Refunded Bonds	9.80%
Special Tax Revenue Bonds	14.46%
Transportation Revenue Bonds	5.52%
Water & Sewer Revenue Bonds	8.89%
Total Value of Securities	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	13.50%
AA	39.43%
A	16.90%
BBB	30.17%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Investments
Colorado Municipal Income Fund, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	98.43%
Corporate-Backed Revenue Bond	1.24%
Education Revenue Bonds	20.20%
Electric Revenue Bonds	3.11%
Health Care Revenue	10.50%
Housing Revenue Bonds	2.82%
Lease Revenue Bonds	6.74%
Local General Obligation Bonds	8.60%
Pre-Refunded Bonds	20.40%
Special Tax Revenue Bonds	9.37%
State General Obligation Bonds	4.75%
Water & Sewer Revenue Bonds	10.70%
Total Value of Securities	98.43%
Receivables and Other Assets Net of Liabilities	1.57%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	18.77%
AA	18.48%
A	41.29%
BBB	3.81%
B	1.22%
Not Rated	16.43%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

(continues)     1

Sector/State allocations and credit quality breakdowns

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Minnesota Municipal Income Fund II, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	98.57%
Corporate-Backed Revenue Bonds	5.85%
Education Revenue Bonds	7.13%
Electric Revenue Bonds	12.08%
Escrowed to Maturity Bonds	17.18%
Health Care Revenue Bonds	12.21%
Housing Revenue Bonds	9.32%
Lease Revenue Bonds	6.35%
Local General Obligation Bonds	11.02%
Pre-Refunded Bonds	4.70%
Special Tax Revenue Bonds	2.57%
State General Obligation Bonds	1.36%
Transportation Revenue Bonds	7.86%
Water & Sewer Revenue Bond	0.94%
Short-Term Investment	0.06%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	29.16%
AA	18.84%
A	30.74%
BBB	15.41%
BB	2.78%
B	0.57%
Not Rated	2.50%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Investments
National Municipal Income Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.09%
Corporate-Backed Revenue Bonds	11.73%
Education Revenue Bonds	4.72%
Health Care Revenue Bonds	19.63%
Housing Revenue Bonds	6.42%
Local General Obligation Bonds	3.58%
Special Tax Revenue Bonds	21.16%
State General Obligation Bonds	7.37%
Transportation Revenue Bonds	13.89%
Water & Sewer Revenue Bonds	8.59%
Short-Term Investments	2.18%
Total Value of Securities	99.27%
Receivables and Other Assets Net of Liabilities	0.73%
Total Net Assets	100.00%

State
(as a % of fixed income investments)
Arizona	4.47%
California	9.36%
District of Columbia	1.00%
Florida	40.17%
Georgia	2.29%
Hawaii	0.99%
Idaho	0.85%
Illinois	1.00%
Iowa	1.66%
Maryland	1.19%
Massachusetts	1.98%
Minnesota	0.93%
Missouri	1.09%
New Hampshire	1.00%
New Mexico	3.13%
New York	8.85%
Ohio	3.06%
Oregon	1.58%
Pennsylvania	3.35%
Puerto Rico	9.14%
Texas	0.39%
Virginia	2.52%
Total	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	13.02%
AA	20.96%
A	43.37%
BBB	15.44%
BB	1.25%
B	1.43%
Not Rated	4.53%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.44%
Corporate-Backed Revenue Bonds – 2.17%
• Navajo County Pollution Control
Revenue (Arizona Public Services)
Series D 5.75% 6/1/34	$500,000	$522,100
Salt Verde Financial Corporation Gas
Revenue Senior 5.00% 12/1/37	400,000	385,348
		907,448
Education Revenue Bonds – 15.35%
Arizona Board of Regents System
Revenue (Arizona State University)
Series A 5.00% 6/1/39	500,000	530,265
Series 8-A
5.00% 6/1/18	200,000	233,654
5.00% 6/1/19	375,000	434,565
Arizona Student Loan Acquisition
Authority Revenue Refunding
Series A-1 5.90% 5/1/24 (AMT)	1,500,000	1,526,175
Glendale Industrial Development
Authority Revenue Refunding
(Midwestern University)
5.00% 5/15/31	350,000	341,842
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	1,027,260
Pima County Industrial Development
Authority Educational Revenue
Refunding (Tucson Country Day
School Project) 5.00% 6/1/37	500,000	366,875
South Campus Group Student
Housing Revenue (Arizona State
University - South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	1,011,670
University of Puerto Rico System
Revenue Series Q 5.00% 6/1/36	1,000,000	941,050
		6,413,356
Electric Revenue Bonds – 8.97%
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	100,000	100,215
Series WW 5.50% 7/1/38	200,000	207,360
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
Series A
5.00% 1/1/31	1,000,000	1,036,890
5.00% 1/1/39	1,000,000	1,083,480
Series B 5.00% 1/1/25	1,250,000	1,317,538
		3,745,483
Health Care Revenue Bonds – 21.31%
Arizona Health Facilities Authority
Revenue (Banner Health) Series D
5.50% 1/1/21	500,000	552,615
Glendale Industrial Development
Authority Hospital Revenue (John
C. Lincoln Health) 5.00% 12/1/42	1,500,000	1,356,570
Maricopa County Industrial
Development Authority Health
Facilities Revenue (Catholic
Healthcare West) Series A
5.25% 7/1/32	400,000	404,792
6.00% 7/1/39	500,000	531,825
Scottsdale Industrial Development
Authority Hospital Revenue
Refunding (Scottsdale Healthcare)
Series A 5.25% 9/1/30	500,000	503,315
Show Low Industrial Development
Authority Hospital Revenue
(Navapache Regional Medical
Center) Series A
5.50% 12/1/17 (ACA)	1,600,000	1,601,152
University Medical Center
Hospital Revenue
5.00% 7/1/33	1,000,000	936,580
5.00% 7/1/35	500,000	474,310
6.50% 7/1/39	500,000	540,045
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,001,919
		8,903,123
Housing Revenue Bonds – 1.39%
Phoenix Industrial Development
Authority Single Family Mortgage
Statewide Revenue Series A
5.35% 6/1/20 (GNMA) (FNMA)
(FHLMC) (AMT)	345,000	345,223
Pima County Industrial Development
Authority Single Family Mortgage
Housing Revenue Series A-1
6.125% 11/1/33 (GNMA) (FNMA)
(FHLMC) (AMT)	35,000	35,068
Puerto Rico Housing Finance Authority
Subordinate-Capital Foundation
Modernization 5.50% 12/1/18	175,000	199,588
		579,879
Lease Revenue Bonds – 5.24%
Arizona Game & Fishing Department
& Commission Beneficial Interest
Certificates (AGF Administration
Building Project) 5.00% 7/1/26	640,000	668,646
Nogales Development Authority
Municipal Facilities Revenue
5.00% 6/1/30 (AMBAC)	500,000	462,345
Pima County Industrial Development
Authority Lease Revenue Metro
Police Facility (Neveda Project)
Series A
5.25% 7/1/31	500,000	530,115
5.375% 7/1/39	500,000	527,725
		2,188,831

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 5.34%
Gila County Unifed School District #10
(Payson School Improvement
Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	$500,000	$523,610
Maricopa County School
District #6 (Washington
Elementary) Refunding
Series A 5.375% 7/1/13 (FSA)	1,500,000	1,708,350
		2,231,960
§Pre-Refunded Bonds – 9.80%
Oro Valley Municipal Property Excise
Tax 5.00% 7/1/20-11 (FGIC)	1,000,000	1,086,400
Puerto Rico Commonwealth Public
Improvement Revenue
Series A 5.125% 7/1/31-11	250,000	269,898
Southern Arizona Capital Facilities
Finance (University of Arizona
Project) 5.00% 9/1/23-12 (NATL-RE)	1,000,000	1,115,660
University of Arizona Certificates
of Participation (University
of Arizona Project) Series B
5.125% 6/1/22-12 (AMBAC)	500,000	554,680
Virgin Islands Public Finance
Authority Revenue (Gross Receipts
Tax Loan Note) Series A
6.125% 10/1/29-10 (ACA)	1,000,000	1,065,670
		4,092,308
Special Tax Revenue Bonds – 14.46%
Flagstaff Aspen Place Sawmill
Improvement District Revenue
5.00% 1/1/32	385,000	385,458
Gilbert Public Facilities Municipal
Property 5.00% 7/1/25	500,000	539,180
Glendale Municipal Property Series A
5.00% 7/1/33 (AMBAC)	2,000,000	2,060,500
Marana Tangerine Farm Road
Improvement District Revenue
4.60% 1/1/26	963,000	869,435
Peoria Municipal Development
Authority Sales Tax & Excise
Shared Revenue (Senior Lien &
Subordinate Lien) 5.00% 1/1/18	1,085,000	1,264,980
Queen Creek Improvement District #1
5.00% 1/1/32	1,000,000	920,540
		6,040,093
Transportation Revenue Bonds – 5.52%
Arizona Transportation Board
Grant Anticipation Notes
Series A 5.00% 7/1/14	250,000	283,715
Phoenix Civic Improvement Airport
Revenue (Senior Lien)
Series B 5.25% 7/1/27 (NATL-RE)
(FGIC) (AMT)	2,000,000	2,023,300
		2,307,015
Water & Sewer Revenue Bonds – 8.89%
Phoenix Civic Improvement
Wastewater Systems Revenue
Junior Lien 5.00% 7/1/19
(NATL-RE)	850,000	967,411
Refunding 5.00% 7/1/24
(NATL-RE) (FGIC)	1,000,000	1,045,160
Phoenix Civic Improvement Water
Systems Revenue Junior Lien
Series A 5.00% 7/1/39	900,000	973,170
Scottsdale Water & Sewer Revenue
Refunding 5.00% 7/1/19	600,000	727,062
		3,712,803
Total Municipal Bonds
(cost $40,144,638)		41,122,299

Total Value of Securities – 98.44%
(cost $40,144,638)		41,122,299
Receivables and Other Assets
Net of Liabilities – 1.56%		651,754
Net Assets Applicable to 2,982,200
Shares Outstanding; Equivalent to
$14.01 Per Share – 100.00%		$41,774,053

Components of Net Assets at September 30, 2009:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$40,651,205
Undistributed net investment income		129,006
Accumulated net realized gain on investments		28,717
Net unrealized appreciation of investments		965,125
Total net assets		$41,774,053

§	Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes

(continues)     5

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.

September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.43%
Corporate-Backed Revenue Bond – 1.24%
Public Authority Energy National Gas
Purpose Revenue Series 2008
6.50% 11/15/38	$750,000	$849,878
		849,878
Education Revenue Bonds – 20.20%
Boulder County Development Revenue
Refunding (University Corporation
for Atmospheric Research)
5.00% 9/1/26 (NATL-RE)	3,000,000	3,042,600
Colorado Board of Governors Revenue
(University Enterprise System)
Series A 5.00% 3/1/39	700,000	748,797
Colorado Educational & Cultural
Facilities Authority Revenue
(Bromley Charter School Project)
Refunding 5.25% 9/15/32 (XLCA)	1,000,000	1,010,670
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	3,000,000	2,908,440
(Littleton Charter School Project)
Refunding 4.375% 1/15/36 (CIFG)	1,200,000	1,025,712
Student Housing (Campus
Village Apartments) Refunding
5.00% 6/1/23	1,065,000	1,100,273
Student Housing (University of
Northern Colorado) Series A
5.00% 7/1/31 (NATL-RE)	2,500,000	2,438,300
University of Colorado Enterprise
Systems Revenue Series A
5.375% 6/1/38	750,000	825,660
Western State College 5.00% 5/15/34	750,000	786,765
		13,887,217
Electric Revenue Bonds – 3.11%
Platte River Power Authority Power
Revenue Series HH 5.00% 6/1/28	1,500,000	1,668,840
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	160,000	160,344
Series WW 5.50% 7/1/38	300,000	311,040
		2,140,224
Health Care Revenue Bonds – 10.50%
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series D 6.125% 10/1/28	750,000	857,303
(Evangelical Lutheran)
5.25% 6/1/23	1,000,000	1,024,209
Series A 6.125% 6/1/38	750,000	776,175
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	2,515,000	2,550,008
Colorado Springs Hospital Revenue
6.25% 12/15/33	750,000	817,283
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	497,725
6.00% 11/15/29	650,000	694,714
		7,217,417
Housing Revenue Bonds – 2.82%
Colorado Housing & Finance Authority
(Single Family Mortgage – Class I)
Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	500,000	538,565
Puerto Rico Housing Finance
Authority Subordinate-Capital
Foundation Modernization
5.125% 12/1/27	1,000,000	1,061,910
5.50% 12/1/18	300,000	342,150
		1,942,625
Lease Revenue Bonds – 6.74%
Aurora Certificates of Participation
5.00% 12/1/30	630,000	672,947
Glendale Certificates of Participation
5.00% 12/1/25 (XLCA)	1,500,000	1,558,470
• Puerto Rico Public Buildings Authority
Revenue Guaranteed Refunding
(Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	743,456
Westminster Building Authority
Certificates of Participation
5.25% 12/1/22 (NATL-RE)	1,555,000	1,658,641
		4,633,514
Local General Obligation Bonds – 8.60%
Adams & Arapahoe Counties
Joint School District #28J (Aurora)
6.00% 12/1/28	600,000	714,678
Arapahoe County Water &
Wastewater Public Improvement
District Refunding Series A
5.125% 12/1/32 (NATL-RE)	635,000	642,258
Boulder Larimer & Weld Counties
Vrain Valley School District Re-1J
5.00% 12/15/33	750,000	807,855
Bowles Metropolitan District
Refunding 5.00% 12/1/33 (FSA)	2,000,000	2,032,940
Denver City & County School District #1
Series A 5.00% 12/1/29	240,000	266,806
Green Valley Ranch Metropolitan
District Refunding
5.75% 12/1/19 (AMBAC)	1,000,000	1,007,550
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	444,705
		5,916,792
§Pre-Refunded Bonds – 20.40%
Colorado Educational & Cultural
Facilities Authority
(University of Colorado Foundation
Project) 5.00% 7/1/27-12 (AMBAC)	4,000,000	4,408,600
(University of Denver Project)
Refunding & Improvement
5.50% 3/1/21-11 (AMBAC)	500,000	534,175
Series B 5.25% 3/1/35-16 (FGIC)	1,000,000	1,192,340

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Denver Convention Center Hotel
Authority Revenue Refunding Senior
Series A 5.00% 12/1/33-13 (XLCA)	$3,000,000	$3,360,900
Northwest Parkway Public
Highway Authority Series A
5.25% 6/15/41-11 (FSA)	4,150,000	4,530,305
		14,026,320
Special Tax Revenue Bonds – 9.37%
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (XCLA)	1,575,000	1,360,816
Puerto Rico Sales Tax Financing
Corporation Sales Tax Revenue First
Subordinate Series C 5.75% 8/1/37	695,000	753,609
Regional Transportation District
Colorado Sales Tax Revenue
(Fastracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,272,450
4.50% 11/1/36 (FSA)	3,000,000	3,052,830
		6,439,705
State General Obligation Bonds – 4.75%
Guam Government Series A
7.00% 11/15/39	750,000	828,413
Puerto Rico Commonwealth
Refunding (Public Improvement)
Series A 5.50% 7/1/19 (NATL-RE)	2,250,000	2,438,820
		3,267,233
Water & Sewer Revenue Bonds – 10.70%
Colorado Springs Utilities Revenue
Systems Improvement Series C
5.50% 11/15/48	750,000	819,136
Colorado Water Resources & Power
Development Authority Small
Water Revenue Un-Refunded
Balance Series A 5.80% 11/1/20
(FGIC) (NATL-RE)	780,000	790,328
Colorado Water Resources & Power
Development Authority Water
Resources Revenue (Parker Water
& Sanitation District) Series D
5.125% 9/1/34 (NATL-RE)	1,500,000	1,513,875
5.25% 9/1/43 (NATL-RE)	2,000,000	2,020,780
Ute Water Conservancy District
Revenue 5.75% 6/15/20 (NATL-RE)	2,155,000	2,211,289
		7,355,408
Total Municipal Bonds
(cost $64,904,949)		67,676,333

Total Value of Securities – 98.43%
(cost $64,904,949)		67,676,333
Receivables and Other Assets
Net of Liabilities – 1.57%		1,081,308
Net Assets Applicable to 4,837,100
Shares Outstanding; Equivalent to
$14.21 Per Share – 100.00%		$68,757,641

Components of Net Assets at September 30, 2009:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$66,918,121
Undistributed net investment income		81,416
Accumulated net realized loss on investments		(1,012,077)
Net unrealized appreciation of investments		2,770,181
Total net assets		$68,757,641

§

Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
XLCA — Insured by XL Capital Assurance
VA — Insured by the Veterans Administration

See accompanying notes

(continues)     7

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.57%
Corporate-Backed Revenue Bonds – 5.85%
Cloquet Pollution Control Revenue
Refunding (Potlatch Project)
5.90% 10/1/26	$5,500,000	$4,480,520
Laurentian Energy Authority I
Cogeneration Revenue Series A
5.00% 12/1/21	3,325,000	3,236,123
Minneapolis Community
Development Agency
Supported (Limited Tax
Common Bond Fund) Series A
6.75% 12/1/25 (AMT)	865,000	874,506
Sartell Environmental Improvement
Revenue Refunding (International
Paper) Series A 5.20% 6/1/27	1,000,000	961,920
		9,553,069
Education Revenue Bonds – 7.13%
Minnesota Higher Education Facilities
Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	1,500,000	1,520,355
(Carleton College) Series 6-T
5.00% 1/1/28	1,000,000	1,091,670
(College of St. Benedict)
Series 5-W 5.00% 3/1/20	2,000,000	2,057,460
(St. Mary’s University) Series 5-U
4.80% 10/1/23	1,400,000	1,423,632
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,388,600
University of Minnesota
Series A 5.25% 4/1/29	1,000,000	1,134,810
Series C 5.00% 12/1/19	1,290,000	1,530,469
University of the Virgin Islands
Improvement Series A
5.375% 6/1/34	500,000	488,280
		11,635,276
Electric Revenue Bonds – 12.08%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	264,345
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	1,900,000	1,961,883
5.25% 10/1/19	1,610,000	1,743,276
Northern Municipal Power Agency
Electric System Revenue Series A
5.00% 1/1/16 (ASSURED GTY)	1,500,000	1,691,685
Southern Minnesota Municipal
Power Agency Supply
System Revenue Series A
5.25% 1/1/14 (AMBAC)	8,000,000	8,940,320
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/30 (NATL-RE)	5,000,000	5,104,850
		19,706,359
Escrowed to Maturity Bonds – 17.18%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
8.375% 9/1/21(GNMA)
(FHA) (VA) (AMT)	7,055,000	10,450,571
Southern Minnesota Municipal
Power Agency Power Supply
System Revenue Refunding
Series B 5.50% 1/1/15 (AMBAC)	390,000	414,629
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,594,722
5.55% 11/1/23 (NATL-RE)	4,200,000	4,738,188
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	3,234,056
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,810,160
Western Minnesota Municipal Power
Agency Power Supply Revenue
Series A 6.625% 1/1/16	1,535,000	1,799,174
		28,041,500
Health Care Revenue Bonds – 12.21%
Bemidji Health Care Facilities First
Mortgage Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	1,500,000	1,501,140
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/25	2,000,000	1,904,600
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,000,000	998,500
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	600,000	691,122
Series B 6.50% 11/15/38
(ASSURED GTY)	295,000	343,297
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	1,999,880
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance (Fairview
Health Care System) Series A
5.75% 11/15/26 (NATL-RE)	100,000	100,072
6.375% 11/15/29	195,000	199,664
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,499,191
St. Cloud Health Care Revenue
(Centracare Health System
Project) Series D Remarketing
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,610,250

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Louis Park Health Care Facilities
Revenue Refunding (Park Nicollet
Health Services) Series C
5.50% 7/1/23	$1,000,000	$1,070,870
St. Paul Housing & Redevelopment
Authority Health Care
Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,380,000	1,476,835
(Health Partners Obligation Group
Project) 5.25% 5/15/36	2,000,000	1,869,540
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	970,010
St. Paul Housing & Redevelopment
Authority Revenue (Franciscan
Elderly Health Project)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,721,493
Winona Health Care Facilities
Revenue Refunding (Winona
Health Obligation Group)
5.00% 7/1/23	1,010,000	977,720
		19,934,184
Housing Revenue Bonds – 9.32%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage
Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT)
(HUD Section 8)	1,105,000	1,105,950
Dakota County Community
Development Agency Single
Family Mortgage Revenue
5.85% 10/1/30 (GNMA)
(FNMA) (AMT)	10,000	10,007
@ Harmony Multifamily Housing
Revenue Refunding
(Zedakah Foundation Project)
Series A 5.95% 9/1/20
(HUD Section 8)	1,000,000	908,620
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC – U.S. Bank N.A.)	910,000	924,251
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	800,000	800,176
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,027,319
(Sumner Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	2,000,000	1,986,980
Minnesota Housing Finance
Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	973,320
Series D 5.95% 2/1/18 (NATL-RE)	125,000	125,534
Residential Housing
Series B-1 5.35% 1/1/33 (AMT)	1,650,000	1,655,594
•Series D 4.75% 7/1/32 (AMT)	1,000,000	951,830
Series I 5.15% 7/1/38 (AMT)	745,000	741,618
Series L 5.10% 7/1/38 (AMT)	1,495,000	1,468,314
(Single Family Mortgage) Series J
5.90% 7/1/28 (AMT)	770,000	771,594
Washington County Housing &
Redevelopment Authority
Revenue Refunding
(Woodland Park Apartments
Project) 4.70% 10/1/32	750,000	753,960
		15,205,067
Lease Revenue Bonds – 6.35%
Andover Economic Development
Authority Public Facilities Lease
Revenue Refunding (Andover
Community Center)
5.125% 2/1/24	205,000	229,239
5.20% 2/1/29	410,000	459,745
Puerto Rico Public Buildings
Authority Revenue Guaranteed
Un-Refunded Balance
(Government Facilities Bond)
Series D 5.25% 7/1/27	530,000	531,707
St. Paul Port Authority Lease Revenue
(Cedar Street Office
Building Project)
5.00% 12/1/22	2,385,000	2,512,216
5.25% 12/1/27	2,800,000	2,937,927
(Robert Street Office
Building Project) Series 3-11
5.00% 12/1/27	2,000,000	2,106,620
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	657,846
5.375% 10/1/30	965,000	921,199
		10,356,499
Local General Obligation Bonds – 11.02%
Dakota County Community
Development Agency
Governmental Housing Refunding
(Senior Housing Facilities) Series A
5.00% 1/1/23	1,100,000	1,191,663
Hennepin County Series B
5.00% 12/1/18	2,300,000	2,367,229
Minneapolis Special School District #1
5.00% 2/1/19 (FSA)	1,175,000	1,277,072
Morris Independent School District #769
5.00% 2/1/28 (NATL-RE)	3,750,000	4,171,050

(continues)     9

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rocori Independent School District #750
(School Building) Series B
5.00% 2/1/22	$1,010,000	$1,176,963
5.00% 2/1/24	1,075,000	1,235,014
5.00% 2/1/25	1,115,000	1,274,278
5.00% 2/1/26	1,155,000	1,311,121
Washington County Housing &
Redevelopment Authority
Refunding Series B
5.50% 2/1/22 (NATL-RE)	1,705,000	1,777,497
5.50% 2/1/32 (NATL-RE)	2,140,000	2,199,727
		17,981,614
§Pre-Refunded Bonds – 4.70%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24-14	295,000	329,881
5.20% 2/1/29-14	590,000	661,585
Minneapolis Community Development
Agency Supported (Limited Tax
Common Bond Fund)
Series G-1 5.70% 12/1/19-11	1,100,000	1,192,554
Southern Minnesota Municipal
Power Agency Power Supply
Revenue Series A 5.75% 1/1/18-13	3,715,000	4,042,253
St. Louis Park Health Care
Facilities Revenue (Park Nicollet
Health Services) Series B
5.25% 7/1/30-14	1,250,000	1,435,413
		7,661,686
Special Tax Revenue Bonds – 2.57%
Minneapolis Community
Development Agency Supported
Common Bond Fund Series 5
5.70% 12/1/27	375,000	375,788
Minneapolis Development Revenue
(Limited Tax Supported
Common Bond Fund) Series 1
5.50% 12/1/24 (AMT)	1,000,000	1,037,610
Puerto Rico Commonwealth
Infrastructure Financing Authority
Special Tax Revenue Series B
5.00% 7/1/46	800,000	746,984
Puerto Rico Sales Tax Financing Sales
Tax Revenue First Subordinate
Series A 5.75% 8/1/37	1,415,000	1,534,326
Virgin Islands Public Finance
Authority Revenue (Senior Lien
Matching Fund Loan Notes)
Series A 5.25% 10/1/23	500,000	506,135
		4,200,843
State General Obligation Bonds – 1.36%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,100,000	1,179,420
Puerto Rico Government
Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,046,320
		2,225,740
Transportation Revenue Bonds – 7.86%
Minneapolis-St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22 (NATL-RE)	3,000,000	3,111,810
5.00% 1/1/28 (NATL-RE)	2,120,000	2,171,580
5.25% 1/1/16 (NATL-RE)	1,000,000	1,073,360
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	2,045,240
5.25% 1/1/24 (FGIC)
(NATL-RE) (AMT)	1,000,000	1,008,720
St. Paul Housing & Redevelopment
Authority Parking Revenue
(Block 19 Ramp Project)
Series A 5.35% 8/1/29 (FSA)	3,350,000	3,424,202
		12,834,912
Water & Sewer Revenue Bond – 0.94%
St. Paul Sewer Revenue Series D
5.00% 12/1/21	1,325,000	1,540,193
		1,540,193
Total Municipal Bonds
(cost $153,229,912)		160,876,942

•Short-Term Investment – 0.06%
Variable Rate Demand Note – 0.06%
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series E 0.28% 11/15/47
(LOC – Wells Fargo Bank N.A.)	100,000	100,000
Total Short-Term Investment
(cost $100,000)		100,000

Total Value of Securities – 98.63%
(cost $153,329,912)		160,976,942
Receivables and Other Assets
Net of Liabilities – 1.37%		2,234,278
Net Assets Applicable to 11,504,975
Shares Outstanding; Equivalent to
$14.19 Per Share – 100.00%		$163,211,220

Components of Net Assets at September 30, 2009:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$157,939,491
Undistributed net investment income	152,559
Accumulated net realized loss on investments	(2,484,174)
Net unrealized appreciation of investments	7,603,344
Total net assets	$163,211,220

§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $908,620, which represented 0.56% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

See accompanying notes

(continues)     11

Statements of net assets

Delaware Investments National Municipal Income Fund

September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.09%
Corporate-Backed Revenue Bonds – 11.73%
• Brazos, Texas Harbor Industrial
Development Environmental
Facilities Revenue (Dow Chemical
Project) 5.90% 5/1/38 (AMT)	$125,000	$122,100
Buckeye, Ohio Tobacco Settlement
Financing Authority Asset-Backed
Senior Turbo Series A-2
5.875% 6/1/47	320,000	260,320
6.50% 6/1/47	130,000	116,241
• California Statewide Communities
Development Authority Revenue
Refunding (Los Angeles County Art
Museum) Series D 0.27% 12/1/34	300,000	300,000
• Chesapeake, Virginia Economic
Development Authority Pollution
Control Revenue (Virginia Electric &
Power Project) Series A 3.60% 2/1/32	500,000	514,025
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	370,000	279,050
Hawaii State Department Budget &
Finance Special Purpose Revenue
(Hawaiian Electric Subsidiary)
6.50% 7/1/39	290,000	317,596
Iowa Finance Authority Pollution
Control Facilities Revenue
Refunding (Interstate Power)
5.00% 7/1/14 (FGIC)	500,000	537,310
M-S-R Energy Authority, California Gas
Revenue Series A
6.125% 11/1/29	115,000	129,079
6.50% 11/1/39	210,000	244,854
Ohio State Air Quality Development
Authority Revenue (First Energy
Generation) Series A 5.70% 8/1/20	260,000	282,784
Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue (Allegheny
Energy Supply) 7.00% 7/15/39	345,000	377,178
Salt Verde Financial Gas Revenue,
Arizona Senior 5.00% 12/1/37	300,000	289,011
		3,769,548
Education Revenue Bonds – 4.72%
California Statewide Communities
Development Authority Student
Housing Revenue (Irvine, LLC - UCI
East Campus) 6.00% 5/15/23	470,000	494,834
Marietta, Georgia Development
Authority Revenue (Life University
Income Project) 7.00% 6/15/39	430,000	398,739
Maryland State Economic
Development Student Housing
Revenue (University of
Maryland College Park Projects)
5.75% 6/1/33	370,000	379,613
Massachusetts State Health &
Educational Facilities Authority
Revenue (Nichols College Project)
Series C 6.125% 10/1/29	250,000	244,785
		1,517,971
Health Care Revenue Bonds – 19.63%
Arizona Health Facilities Authority
Revenue (Banner Health)
Series A 5.00% 1/1/17	310,000	335,823
Brevard County, Florida Healthcare
Facilities Authority Revenue (Heath
First Income Project) 7.00% 4/1/39	90,000	98,493
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	150,000	169,403
California Municipal Finance Authority
Certificates of Participation
(Community Hospital Center)
5.50% 2/1/39	270,000	269,978
Escambia County, Florida Health
Facilities Authority (VHA Program)
5.95% 7/1/20 (AMBAC)	290,000	299,840
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers)
7.00% 8/15/44	300,000	322,035
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue (Catholic Healthcare
West) Series A 6.00% 7/1/39	225,000	239,321
Massachusetts State Health &
Education Facilities Authority
Revenue (Caregroup) Refunding
Series E-2 5.375% 7/1/19	360,000	384,707
Multnomah County, Oregon Hospital
Facilities Authority Revenue
(Adventist Health/West) Series A
5.125% 9/1/40	500,000	511,100
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	300,000	320,418
New Mexico State Hospital Equipment
Loan Council Hospital Revenue
(Presbyterian Healthcare) 5.00% 8/1/39	1,000,000	1,014,690
Ohio State Hospital Facilities Revenue
Refunding (Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	320,139
Orange County, Florida Health
Facilities Authority Revenue
(Orlando Regional Healthcare)
Series A 6.25% 10/1/18 (NATL-RE)	1,470,000	1,656,381
Scottsdale, Arizona Industrial
Development Authority Hospital
Revenue Refunding (Scottsdale
Healthcare) Series A 5.00% 9/1/23	360,000	369,364
		6,311,692

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.42%
California Housing Finance Agency
Revenue (Home Mortgage)
Series M 5.95% 8/1/25 (AMT)	$250,000	$252,593
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	290,000	299,895
Volusia County, Florida Multifamily
Housing Finance Authority
(San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	1,500,000	1,511,624
		2,064,112
Local General Obligation Bonds – 3.58%
Desert, California Community College
District Election 2004 Series C
5.00% 8/1/37 (FSA)	295,000	310,001
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	250,000	275,525
New York City, New York
Fiscal 2003 Series I 5.375% 4/1/36	250,000	279,680
Fiscal 2009 Subordinate Series A-1
5.25% 8/15/21	250,000	286,630
		1,151,836
Special Tax Revenue Bonds – 21.16%
Jacksonville, Florida Sales Tax Revenue
(Better Jacksonville)
5.00% 10/1/30 (NATL-RE)	1,300,000	1,339,884
Jacksonville, Florida Transportation
Revenue Refunding
5.25% 10/1/29 (NATL-RE)	1,000,000	1,035,330
Miami-Dade County, Florida Special
Obligation (Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	2,000,000	2,028,980
New York State Dormitory Authority
(State Personal Income Tax Revenue -
Education) Series A 5.00% 3/15/38	570,000	613,115
New York State Thruway Authority
(State Personal Income Tax
Revenue - Transportation) Series A
5.00% 3/15/22	425,000	487,734
Puerto Rico Sales Tax Financing
Corporation Sales Tax Revenue
First Subordinate Series A
•5.00% 8/1/39	500,000	521,255
5.75% 8/1/37	285,000	309,034
ΩCapital Appreciation 6.75% 8/1/32	610,000	466,925
		6,802,257
State General Obligation Bonds – 7.37%
California State (Various Purposes)
6.00% 4/1/38	105,000	116,128
New York State Refunding Series A
5.00% 2/15/39	300,000	324,468
Puerto Rico Commonwealth Refunding
(Public Improvement) Series A
5.00% 7/1/16 (ASSURED GTY)	250,000	276,243
5.50% 7/1/19 (NATL-RE)	1,250,000	1,354,899
Virginia State Commonwealth
Refunding Series B 5.00% 6/1/20	250,000	296,123
		2,367,861
Transportation Revenue Bonds – 13.89%
Bay Area Toll Authority, California Toll
Bridge Revenue (San Francisco Bay
Area) Series F-1 5.625% 4/1/44	235,000	265,776
Florida Ports Financing Commission
Revenue (State Transportation
Trust Fund) 5.375% 6/1/27
(NATL-RE) (AMT)	1,000,000	1,000,180
Metropolitan Washington D.C.
Airports Authority Dulles Toll Road
Revenue First Senior Lien Series A
5.25% 10/1/44	300,000	320,931
Miami-Dade County, Florida
Aviation Revenue (Miami
International Airport Hub) Series B
5.00% 10/1/37 (NATL-RE) (FGIC)	1,000,000	1,012,349
• New York City, New York Industrial
Development Agency Special
Facilities Revenue (American
Airlines-JFK International Airport)
7.625% 8/1/25 (AMT) (Guaranty-
Agreement AMR Corporation)	450,000	457,578
Pennsylvania State Turnpike
Commission Turnpike Revenue
Subordinate Series B 5.25% 6/1/39	300,000	327,294
Sacramento County, California Airport
System Revenue (PFC/Grant)
Subordinate Series C 6.00% 7/1/41	300,000	338,556
St. Louis, Missouri Airport Revenue
(Lambert-St Louis International)
Series A-1 6.625% 7/1/34	325,000	349,486
• Triborough, New York Bridge & Tunnel
Authority Revenue Subordinate
Series B-3 5.00% 11/15/38	350,000	394,167
		4,466,317
Water & Sewer Revenue Bonds – 8.59%
Atlanta, Georgia Water & Wastewater
Revenue Series A 6.25% 11/1/39	300,000	329,706
Florida Water Pollution Control
Financing Revenue Series A
5.00% 1/15/25	235,000	260,382
Riviera Beach, Florida Utility Special
District Water & Sewer Revenue
5.00% 10/1/34 (NATL-RE) (FGIC)	1,200,000	1,144,056
Winter Haven, Florida Utilities Systems
Revenue 5.00% 10/1/30 (NATL-RE)	1,000,000	1,027,630
		2,761,774
Total Municipal Bonds
(cost $29,731,523)		31,213,368

(continues)     13

Statements of net assets

Delaware Investments National Municipal Income Fund

	Principal
	Amount	Value
•Short-Term Investments – 2.18%
Variable Rate Demand Notes – 2.18%
Arizona Health Facilities Authority
Revenue (Catholic West Health
Facilities) Series B 0.32% 7/1/35
(LOC – Bank of America N.A.)	$200,000	$200,000
Philadelphia, Pennsylvania Gas
Works Revenue Refunding
Series 8-E 0.35% 8/1/31
(LOC – JP Morgan Chase Bank)	200,000	200,000
University of Minnesota
Series C 0.28% 12/1/36
(SPA – JP Morgan Chase Bank)	300,000	300,000
Total Short-Term Investments
(cost $700,000)		700,000

Total Value of Securities – 99.27%
(cost $30,431,523)		31,913,368
Receivables and Other Assets
Net of Liabilities – 0.73%		233,985
Net Assets Applicable to 2,422,200
Shares Outstanding; Equivalent to
$13.27 Per Share – 100.00%		$32,147,353

Components of Net Assets at September 30, 2009:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$33,208,317
Undistributed net investment income		63,962
Accumulated net realized loss on investments		(2,601,515)
Net unrealized appreciation of investments		1,476,589
Total net assets		$32,147,353

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
SPA — Stand-by Purchase Agreement
VHA — Veterans Health Administration

See accompanying notes

Statements of operations

Delaware Investments Closed-End Municipal Bond Funds

Six Months Ended September 30, 2009 (Unaudited)

	Delaware	Delaware	Delaware	Delaware
	Investments	Investments	Investments	Investments
	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Income	Income	Income	Income
	Fund, Inc.	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$972,633	$1,652,458	$3,876,325	$780,552

Expenses:
Management fees	78,974	130,871	311,792	60,407
Accounting and administration expenses	7,919	13,123	31,265	6,057
Audit and tax	6,739	7,550	10,533	6,109
Reports and statements to shareholders	6,661	10,068	19,634	6,053
Dividend disbursing and transfer agent fees and expenses	5,590	8,017	27,822	9,564
Legal fees	4,644	6,395	16,460	3,083
Taxes (other than taxes on income)	2,648	4,090	6,638	—
Pricing fees	2,442	2,460	4,825	2,689
Stock exchange fees	1,283	2,424	5,487	805
Directors’/Trustees’ fees	1,277	2,119	5,052	976
Insurance fees	994	1,387	2,899	810
Custodian fees	441	652	1,430	505
Dues and services	297	553	1,532	354
Registration fees	283	283	283	283
Consulting fees	279	480	1,140	208
Directors’/Trustees’ expenses	80	169	402	59
Total operating expenses	120,551	190,641	447,194	97,962
Net Investment Income	852,082	1,461,817	3,429,131	682,590

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	225,301	658,279	215,439	(292,939)
Net change in unrealized appreciation/depreciation of investments	3,468,218	4,063,633	11,662,003	3,408,721
Net Realized and Unrealized Gain on Investments	3,693,519	4,721,912	11,877,442	3,115,782

Net Increase in Net Assets Resulting from Operations	$4,545,601	$6,183,729	$15,306,573	$3,798,372

See accompanying notes

Statements of changes in net assets

Delaware Investments Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Arizona Municipal		Colorado Municipal
	Income Fund, Inc.		Income Fund, Inc.

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$852,082	$2,107,397	$1,461,817	$3,653,366
Net realized gain (loss) on investments	225,301	(198,104)	658,279	(1,425,714)
Net change in unrealized appreciation/depreciation of investments	3,468,218	(3,039,177)	4,063,633	(3,237,138)
Dividends on preferred stock	—	(520,055)	—	(835,572)
Net increase (decrease) in net assets resulting from operations	4,545,601	(1,649,939)	6,183,729	(1,845,058)

Dividends and Distributions to Common Shareholders from:
Net investment income	(715,728)	(1,699,854)	(1,378,574)	(3,175,556)
	(715,728)	(1,699,854)	(1,378,574)	(3,175,556)

Net Increase (Decrease) in Net Assets	3,829,873	(3,349,793)	4,805,155	(5,020,614)

Net Assets:
Beginning of period	37,944,180	41,293,973	63,952,486	68,973,100
End of period	$41,774,053	$37,944,180	$68,757,641	$63,952,486

Undistributed net investment income	$129,006	$—	$81,416	$—

	Delaware Investments		Delaware Investments
	Minnesota Municipal		National Municipal
	Income Fund II, Inc.		Income Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,429,131	$8,930,566	$682,590	$1,704,667
Net realized gain (loss) on investments	215,439	(3,108,067)	(292,939)	(2,108,853)
Net change in unrealized appreciation/depreciation of investments	11,662,003	(8,600,912)	3,408,721	(1,210,078)
Dividends on preferred stock	—	(2,008,388)	—	(416,044)
Net increase (decrease) in net assets resulting from operations	15,306,573	(4,786,801)	3,798,372	(2,030,308)

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,278,918)	(7,334,488)	(617,661)	(1,368,543)
	(3,278,918)	(7,334,488)	(617,661)	(1,368,543)

Net Increase (Decrease) in Net Assets	12,027,655	(12,121,289)	3,180,711	(3,398,851)

Net Assets:
Beginning of period	151,183,565	163,304,854	28,966,642	32,365,493
End of period	$163,211,220	$151,183,565	$32,147,353	$28,966,642

Undistributed net investment income	$152,559	$—	$63,962	$—

See accompanying notes

Financial highlights

Delaware Investments Arizona Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$12.720	$13.850	$14.730	$14.730	$15.070	$15.570

Income (loss) from investment operations:
Net investment income	0.286	0.707	0.906	0.932	0.951	0.956
Net realized and unrealized gain (loss) on investments	1.244	(1.093)	(0.783)	0.160	(0.177)	(0.332)
Dividends on preferred stock from:
Net investment income	—	(0.174)	(0.312)	(0.297)	(0.232)	(0.118)
Net realized gain on investments	—	—	(0.023)	(0.013)	(0.002)	(0.003)
Total dividends on preferred stock	—	(0.174)	(0.335)	(0.310)	(0.234)	(0.121)
Total from investment operations	1.530	(0.560)	(0.212)	0.782	0.540	0.503

Less dividends and distributions to common shareholders from:
Net investment income	(0.240)	(0.570)	(0.610)	(0.750)	(0.860)	(0.960)
Net realized gain on investments	—	—	(0.058)	(0.032)	(0.020)	(0.043)
Total dividends and distributions	(0.240)	(0.570)	(0.668)	(0.782)	(0.880)	(1.003)

Net asset value, end of period	$14.010	$12.720	$13.850	$14.730	$14.730	$15.070

Market value, end of period	$11.880	$ 9.900	$12.390	$14.790	$15.980	$15.390

Total investment return based on:[2]
Market value	22.62%	(15.86% )	(11.86% )	(2.58% )	9.74%	(0.78% )
Net asset value	12.54%	(3.29% )	(1.08% )	5.26%	3.31%	3.34%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$41,774	$37,944	$41,294	$43,916	$43,923	$44,936
Ratio of expenses to average net assets applicable to common shares[3]	0.61%	0.96%	1.07%	1.05%	1.03%	1.18%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.30%	5.37%	6.34%	6.34%	6.28%	6.34%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.30%	4.05%	3.99%	4.23%	4.72%	5.54%
Portfolio turnover	16%	4%	18%	17%	2%	8%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$—	$—	$25,000	$25,000	$25,000	$25,000
Net asset coverage per share of preferred shares, end of period[5]	$—	$—	$132,588	$137,832	$137,847	$139,872
Liquidation value per share of preferred shares[5,6]	$—	$—	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $25,024,395. See Note 7 in “Notes to financial statements.”
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes

(continues)     17

Financial highlights

Delaware Investments Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$13.220	$14.260	$15.100	$15.260	$15.580	$16.110

Income (loss) from investment operations:
Net investment income	0.302	0.755	0.937	0.985	1.018	1.019
Net realized and unrealized gain (loss) on investments	0.973	(0.965)	(0.604)	0.069	(0.129)	(0.432)
Dividends on preferred stock from:
Net investment income	—	(0.173)	(0.264)	(0.274)	(0.213)	(0.124)
Net realized gain on investments	—	—	(0.050)	(0.019)	(0.006)	(0.003)
Total dividends on preferred stock	—	(0.173)	(0.314)	(0.293)	(0.219)	(0.127)
Total from investment operations	1.275	(0.383)	0.019	0.761	0.670	0.460

Less dividends and distributions to common shareholders from:
Net investment income	(0.285)	(0.657)	(0.720)	(0.850)	(0.960)	(0.960)
Net realized gain on investments	—	—	(0.139)	(0.071)	(0.030)	(0.030)
Total dividends and distributions	(0.285)	(0.657)	(0.859)	(0.921)	(0.990)	(0.990)

Net asset value, end of period	$14.210	$13.220	$14.260	$15.100	$15.260	$15.580

Market value, end of period	$13.130	$11.240	$15.060	$15.940	$18.650	$17.180

Total investment return based on:[2]
Market value	19.48%	(21.63% )	(0.14% )	(9.86% )	14.64%	7.42%
Net asset value	9.94%	(2.66% )	(0.19% )	4.35%	3.44%	2.56%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$68,758	$63,952	$68,973	$73,056	$73,833	$75,364
Ratio of expenses to average net assets applicable to common shares[3]	0.58%	0.91%	1.03%	1.01%	0.95%	1.03%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.46%	5.55%	6.37%	6.49%	6.51%	6.51%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.46%	4.28%	4.23%	4.56%	5.11%	5.69%
Portfolio turnover	24%	16%	16%	11%	12%	5%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$—	$—	$40,000	$40,000	$40,000	$40,000
Net asset coverage per share of preferred shares, end of period[5]	$—	$—	$136,216	$141,320	$142,291	$144,205
Liquidation value per share of preferred shares[5,6]	$—	$—	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $40,042,778. See Note 7 in “Notes to financial statements.”
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$13.140	$14.190	$14.880	$14.730	$14.890	$15.280

Income (loss) from investment operations:
Net investment income	0.298	0.776	0.962	0.963	0.971	1.025
Net realized and unrealized gain (loss) on investments	1.037	(1.013)	(0.674)	0.225	0.012	(0.237)
Dividends on preferred stock from:
Net investment income	—	(0.175)	(0.318)	(0.298)	(0.243)	(0.128)
Total dividends on preferred stock	—	(0.175)	(0.318)	(0.298)	(0.243)	(0.128)
Total from investment operations	1.335	(0.412)	(0.030)	0.890	0.740	0.660

Less dividends to common shareholders from:
Net investment income	(0.285)	(0.638)	(0.660)	(0.740)	(0.900)	(1.050)
Total dividends	(0.285)	(0.638)	(0.660)	(0.740)	(0.900)	(1.050)

Net asset value, end of period	$14.190	$13.140	$14.190	$14.880	$14.730	$14.890

Market value, end of period	$12.680	$11.250	$13.450	$14.640	$16.200	$16.370

Total investment return based on:[2]
Market value	15.37%	(11.91% )	(3.58% )	(5.13% )	4.73%	4.02%
Net asset value	10.54%	(2.48% )	0.08%	6.05%	4.69%	4.03%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$163,211	$151,184	$163,305	$171,143	$169,481	$107,958
Ratio of expenses to average net assets applicable to common shares[3,5]	0.57%	0.98%	1.18%	1.20%	1.07%	1.00%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.39%	5.74%	6.61%	6.52%	6.45%	6.85%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.39%	4.45%	4.43%	4.50%	4.86%	6.00%
Portfolio turnover	16%	15%	6%	3%	8%	15%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$—	$—	$95,000	$95,000	$95,000	$60,000
Net asset coverage per share of preferred shares, end of period[6]	$—	$—	$135,950	$140,075	$139,200	$139,965
Liquidation value per share of preferred shares[6,7]	$—	$—	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

[5] The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the years ended March 31, 2009, 2008, and 2007. See Note 8 in “Notes to financial statements.”

[6] In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $95,083,577. See Note 7 in “Notes to financial statements.”
[7] Excluding any accumulated but unpaid dividends.

See accompanying notes

(continues)     19

Financial highlights

Delaware Investments National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$11.960	$13.360	$14.560	$14.650	$15.340	$16.200

Income (loss) from investment operations:
Net investment income	0.282	0.704	0.919	0.960	1.017	1.057
Net realized and unrealized gain (loss) on investments	1.283	(1.367)	(1.081)	0.141	(0.236)	(0.675)
Dividends on preferred stock from:
Net investment income	—	(0.172)	(0.311)	(0.285)	(0.202)	(0.114)
Net realized gain on investments	—	—	(0.015)	(0.018)	(0.055)	(0.009)
Total dividends on preferred stock	—	(0.172)	(0.326)	(0.303)	(0.257)	(0.123)
Total from investment operations	1.565	(0.835)	(0.488)	0.798	0.524	0.259

Less dividends and distributions to common shareholders from:
Net investment income	(0.255)	(0.565)	(0.668)	(0.820)	(0.970)	(1.020)
Net realized gain on investments	—	—	(0.044)	(0.068)	(0.244)	(0.099)
Total dividends and distributions	(0.255)	(0.565)	(0.712)	(0.888)	(1.214)	(1.119)

Net asset value, end of period	$13.270	$11.960	$13.360	$14.560	$14.650	$15.340

Market value, end of period	$12.670	$10.850	$11.950	$14.530	$16.050	$15.050

Total investment return based on:[2]
Market value	19.30%	(4.31% )	(13.11% )	(4.12% )	14.75%	(3.02% )
Net asset value	13.35%	(5.65% )	(3.05% )	5.27%	2.76%	1.59%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$32,147	$28,967	$32,365	$35,256	$35,492	$37,166
Ratio of expenses to average net assets applicable to common shares[3]	0.65%	1.06%	1.16%	1.10%	1.07%	1.24%
Ratio of net investment income to average net assets
applicable to common shares[3]	4.51%	5.63%	6.54%	6.58%	6.70%	6.75%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.51%	4.25%	4.22%	4.51%	5.01%	5.97%
Portfolio turnover	80%	36%	17%	9%	28%	11%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$—	$—	$20,000	$20,000	$20,000	$20,000
Net asset coverage per share of preferred shares, end of period[5]	$—	$—	$130,914	$138,141	$138,731	$142,915
Liquidation value per share of preferred shares[5,6]	$—	$—	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $20,019,516. See Note 7 in “Notes to financial statements.”
[6] Excluding any accumulated but unpaid dividends.

See accompanying notes

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

September 30, 2009 (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Municipal Fund), Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Arizona Municipal Fund, Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE Alternext, the successor to the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. Each Fund, except National Municipal Income Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended September 30, 2009.

On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average weekly net assets of each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended September 30, 2009, the Funds were charged as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$990	$1,640	$3,908	$757

(continues)     21

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At September 30, 2009, each Fund had liabilities payable to affiliates as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Investment management fee payable to DMC	$13,705	$22,605	$53,723	$10,519
Accounting administration and other expenses
payable to DSC	169	279	663	130
Other expenses payable to/or receivable from
DMC and affiliates*	1,446	(4,217)	3,785	1,375

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$1,850	$3,063	$7,297	$1,417

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Purchases	$5,424,721	$7,895,439	$14,522,087	$11,625,269
Sales	3,118,243	8,022,811	12,594,169	12,429,210

At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Cost of investments	$40,127,195	$64,904,949	$153,309,060	$30,431,523
Aggregate unrealized appreciation	$1,749,092	$3,535,928	$9,659,222	$1,676,935
Aggregate unrealized depreciation	(753,988)	(764,544)	(1,991,340)	(195,090)
Net unrealized appreciation	$995,104	$2,771,384	$7,667,882	$1,481,845

The Funds apply the amended provisions of accounting Codification Section 820, Fair Value Measurements and disclosures (ACS 820). ACS 820-10-05-1 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Arizona Municipal Fund
Level 2
Municipal Bonds	$ 41,122,299
Short-Term	—
Total	$ 41,122,299

Colorado Municipal Fund
Level 2
Municipal Bonds	$ 67,676,331
Short-Term	—
Total	$ 67,676,331

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$160,876,942
Short-Term	100,000
Total	$160,976,942

National Municipal Fund
Level 2
Municipal Bonds	$ 31,213,368
Short-Term	700,000
Total	$ 31,913,368

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2009 and year ended March 31, 2009 was as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Six Months Ended 9/30/09*
Ordinary income	$—	$—	$—	$6,592
Tax-exempt income	715,728	1,378,574	3,278,918	611,069
Total	$715,728	$1,378,574	$3,278,918	$617,661

Year Ended 3/31/09
Ordinary income	$129,029	$319,989	$637,277	$92,304
Tax-exempt income	2,090,880	3,691,139	8,705,599	1,692,283
Total	$2,219,909	$4,011,128	$9,342,876	$1,784,587

*Tax information for the six months ended September 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     23

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2009, the estimated components of net assets on a tax basis were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Shares of beneficial interest	$40,651,205	$66,918,121	$157,939,491	$33,208,317
Undistributed tax-exempt income	129,006	81,416	152,559	63,962
Realized gains (losses) 4/1/09 - 9/30/09	220,113	639,666	(546,601)	(817,191)
Capital loss carryforwards as of 3/31/09	(221,375)	(1,652,946)	(2,002,111)	(1,789,580)
Unrealized appreciation of investments	995,104	2,771,384	7,667,882	1,481,845
Net assets	$41,774,053	$68,757,641	$163,211,220	$32,147,353

The difference between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2009, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Undistributed net investment income	$(7,348)	$(1,827)	$2,346	$(967)
Accumulated net realized gain (loss)	7,348	1,827	(2,346)	967

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2009 will expire as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund	Fund II	Fund
2010	$—	$—	$8,416	$—
2013	—	—	9,826	—
2016	—	—	—	18,596
2017	221,375	1,652,946	1,983,869	1,770,984
Total	$221,375	$1,652,946	$2,002,111	$1,789,580

For the six months ended September 30, 2009, the Funds had capital gains (losses) as listed below, which may reduce or increase the capital loss carryforwards.

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$220,113	$639,666	$(546,601)	$(817,191)

6. Capital Stock

Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2009. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, BNY Mellon Shareowner Services, in the open market.

For the six months ended September 30, 2009, the Funds did not have any transactions in common shares.

7. Redemption of Preferred Shares

On October 7, 2008, the Funds’ Board approved a plan to redeem all outstanding preferred shares issued by the Funds. The plan was intended to better position each Fund to pursue its investment objectives in light of current and unprecedented market volatility, which has resulted in higher short-term interest rates. Management recommended the redemption of the Funds’ preferred shares based on its expectation that at that time it may become increasingly difficult for the Funds to invest the assets attributable to the preferred shares in securities that provide a sufficient rate of return compared to the dividend rates payable on the preferred shares, which had remained elevated in recent remarketings. These higher costs, in conjunction with market conditions at that time, could cause the Funds to realize an overall lower rate of return than if the Funds were not leveraged. Each Fund’s Board may consider adding some form of leverage to the Funds in the future if warranted by economic conditions at that time.

Prior to the redemption of the preferred shares, each Fund had a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends. The effective dates and redemption values are as follows:

	Shares Redeemed	Total
Arizona Municipal Fund
Effective 10/24/08
Series A	250	$12,512,197.50
Series B	250	12,512,197.50
Total	500	$25,024,395.00

Colorado Municipal Fund
Effective 10/22/08
Series A	270	$13,516,758.90
Series B	270	13,516,758.90
		$27,033,517.80
Effective 10/29/08
Colorado A	95	$4,753,593.85
Colorado B	95	4,753,593.85
		$9,507,187.70
Effective 11/5/08
Series A	35	$1,751,036.00
Series B	35	1,751,036.00
		$3,502,072.00
Total	800	$40,042,777.50

Minnesota Municipal Fund II
Effective 10/22/08
Series B	355	$17,772,038.40
Effective 10/24/08
Series A	355	$17,767,320.45
Series C	227	11,361,075.33
Series D	177	8,858,635.83
		$37,987,031.61
Effective 10/29/08 and 10/31/08
Series A	115	$5,753,645.50
Series B	115	5,754,350.45
Series C	80	4,002,536.00
Series D	60	3,001,902.00
		$18,512,433.95
Effective 11/5/08 and 11/7/08
Series B	130	$6,503,848.00
Series A	130	6,503,738.80
Series C	93	4,652,674.68
Series D	63	3,151,811.88
		$20,812,073.36
Total	1,900	$95,083,577.32

National Municipal Fund
Effective 10/24/08
Series A	200	$10,009,758.00
Series B	200	10,009,758.00
Total	400	$20,019,516.00

In connection with these transactions, each Fund liquidated a corresponding amount of its investments to fund the redemptions.

8. Inverse Floaters

Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At September 30, 2009, the Funds held no investments in inverse floaters.

(continues)     25

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local and national economic conditions, as applicable and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At September 30, 2009, the percentages of each Fund’s net assets insured by bond insurers were as follows:

Arizona Municipal Fund	35%
Colorado Municipal Fund	48%
Minnesota Municipal Fund II	28%
National Municipal Fund	46%

These securities have been identified in the statements of net assets.

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings (Fitch) due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Delaware Investments National Municipal Income Fund – Investments in Municipal Securities Issued by the State of Florida

On September 13, 2007, shareholders of Delaware Investments National Municipal Income Fund (formerly Delaware Investments Florida Insured Municipal Income Fund) approved (1) the elimination of the Fund’s fundamental investment policy that required the Fund to invest primarily in insured municipal securities issued by the State of Florida and (2) the adoption of a new fundamental investment policy permitting the Fund to invest in un-insured municipal securities issued by states other than Florida. The Fund’s portfolio managers began to transition the Fund’s portfolio to include un-insured municipal bonds issued by other states and territories on October 15, 2007. As of September 30, 2009, municipal bonds issued by the State of Florida constitute approximately 40% of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in Florida than other more geographically diversified national municipal income funds.

12. Recent Developments Regarding Bond Insurance Companies

Starting in January 2008, S&P’s, Moody’s and Fitch began to take negative actions against a number of municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early November 2008, five (AMBAC, FGIC, CGIC, MBIA and XLCA) of the first tier monoline insurers have been downgraded by one or more of the rating agencies. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. Insurer financial strength ratings for the municipal bond insurers may continue to change.

13. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the Meeting) of the Funds has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

14. Subsequent Events

Effective September 30, 2009, the Funds adopted the amended provisions of accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 25, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Investments Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments National Municipal Income Fund Investment Advisory Agreements

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees/Directors (“Trustees”) (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Investments National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile. The report further showed that the Fund’s total return for the three-year period was in the second quartile and the Fund’s total return for the five- and ten-year periods was in the third quartile. The Board determined that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the strategy changes implemented in late 2007 and the improved performance for the one- and three-year periods. The Board was satisfied that Management was taking effective action to enhance Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees	Affiliated officers	Contact information

Patrick P. Coyne	David F. Connor	Investment manager
Chairman, President,	Vice President, Deputy General Counsel,	Delaware Management Company,
and Chief Executive Officer	and Secretary	a series of Delaware Management
Delaware Investments® Family of Funds	Delaware Investments Family of Funds	Business Trust
Philadelphia, PA	Philadelphia, PA	Philadelphia, PA

Thomas L. Bennett	Daniel V. Geatens	Principal office of the Funds
Private Investor	Vice President and Treasurer	2005 Market Street
Rosemont, PA	Delaware Investments Family of Funds	Philadelphia, PA 19103-7057
Philadelphia, PA
John A. Fry		Independent registered public
President	David P. O’Connor	accounting firm
Franklin & Marshall College	Senior Vice President, General Counsel,	Ernst & Young LLP
Lancaster, PA	and Chief Legal Officer	2001 Market Street
	Delaware Investments Family of Funds	Philadelphia, PA 19103
Anthony D. Knerr	Philadelphia, PA
Founder and Managing Director		Registrar and stock transfer
Anthony Knerr & Associates	Richard Salus	agent
New York, NY	Senior Vice President and	BNY Mellon Shareowner Services
	Chief Financial Officer	480 Washington Blvd.
Lucinda S. Landreth	Delaware Investments Family of Funds	Jersey City, NJ 07310
Former Chief Investment Officer	Philadelphia, PA	800 851-9677
Assurant, Inc.
Philadelphia, PA		For securities dealers
and financial institutions
Ann R. Leven

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

representatives
Consultant		800 362-7500
ARL Associates
New York, NY		Web site
www.delawareinvestments.com
Thomas F. Madison
President and Chief Executive Officer		Delaware Investments is the marketing
MLM Partners, Inc.		name of Delaware Management Holdings,
Minneapolis, MN		Inc. and its subsidiaries.

Janet L. Yeomans		Number of recordholders as of
Vice President and Treasurer		Sept. 30, 2009:
3M Corporation
St. Paul, MN		Arizona Municipal Income Fund	55
Colorado Municipal
J. Richard Zecher Founder Investor Analytics Scottsdale, AZ		Income Fund	121
Minnesota Municipal Income
		Fund II	585
		National Municipal Income Fund	105

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares of your financial advisor.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Colorado Municipal Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2009